Note 14 - Retirement and Pension Plans - Summary of Funded Status of the Plan (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated benefit obligation	$ (714)	$ (672)
Project benefit obligation	(877)	(838)	$ (838)	$ (933)
Plan assets at fair value	596	566	$ 545	$ 542
Funded status of the plan	$ (281)	$ (272)